Steward Funds, Inc.

3700 West Sam Houston Parkway South, Suite 250

Houston, Texas 77042

April 13, 2016

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Steward Funds, Inc. (“Registrant”)
File Nos. 002-28174; 811-01597

Dear Sir or Madam:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised definitive versions of the Prospectus and Statement of Additional Information for the Funds, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on March 8, 2016, Accession No. 0000945621-16-000505. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have questions regarding this filing, please contact the undersigned at 1-800-262-6631.

Sincerely,

/s/ Michael L. Kern

Michael L. Kern

President